Derivatives - Schedule of Estimated Fair Values of Derivatives Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instrument
Derivative [Line Items]
Derivative asset (liabilities), net	$ 10,162	$ (23,044)
Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative asset (liabilities), net	(7,119)	0
Prepaid expenses and other current assets | Designated as Hedging Instrument | Foreign exchange contracts
Derivative [Line Items]
Derivative asset	6,213	0
Prepaid expenses and other current assets | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative liability	856	0
Other accrued liabilities | Designated as Hedging Instrument | Foreign exchange contracts
Derivative [Line Items]
Derivative liability	0	(7,360)
Other accrued liabilities | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative liability	0	(8,345)
Other accrued liabilities | Derivatives Not Designated as Hedging Instruments | Interest rate swaps
Derivative [Line Items]
Derivative liability	(7,119)	0
Other assets, net | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative liability	3,093	0
Other noncurrent liabilities | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative liability	$ 0	$ (7,339)